Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0000034088
Registrant Name	EXXON MOBIL CORP
Registration File Number	333-293558
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A